Employee Benefit Plans (Details) - Schedule of significant assumptions adopted in measuring pension and other benefit obligations	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Canadian Pension Plans [Member] | Equity Securities [Member] | Canada [Member]
Equity securities
Fair value plan assets	22.80%	22.90%
Canadian Pension Plans [Member] | Equity Securities [Member] | United States [Member]
Equity securities
Fair value plan assets	19.30%	19.70%
Canadian Pension Plans [Member] | Fixed income instruments [Member] | Canada [Member]
Equity securities
Fair value plan assets	42.30%	41.00%
Canadian Pension Plans [Member] | Cash and Cash Equivalents [Member] | Canada [Member]
Equity securities
Fair value plan assets	2.10%	2.10%
US Pension Plans [Member] | Equity Securities [Member] | United States [Member]
Equity securities
Fair value plan assets	33.40%
US Pension Plans [Member] | Equity Securities [Member] | International (other than United States) [Member]
Equity securities
Fair value plan assets	13.50%	14.30%
US Pension Plans [Member] | Equity Securities [Member] | International [Member]
Equity securities
Fair value plan assets	22.80%
US Pension Plans [Member] | Fixed income instruments [Member] | Canada [Member]
Equity securities
Fair value plan assets	0.40%
US Pension Plans [Member] | Fixed income instruments [Member] | International [Member]
Equity securities
Fair value plan assets	4.80%
US Pension Plans [Member] | Cash and Cash Equivalents [Member] | United States [Member]
Equity securities
Fair value plan assets	29.90%
US Pension Plans [Member] | Other Investments [Member] | United States [Member]
Equity securities
Fair value plan assets	4.40%
US Pension Plans [Member] | Other Investments [Member] | International [Member]
Equity securities
Fair value plan assets	4.30%